Business combinations, 2023 (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Acquisition [Abstract]
Additional revenue amount	$ 0
Asset Acquisition 2023 [Member]
Fair Value, Assets and Liabilities Acquisition [Abstract]
Property, plant and equipment under IAS 16	1,565
Intangible assets under IAS 38	4,487
Inventories	1,646
Other current and non-current liabilities	(5,917)
Total net assets acquired at fair value	1,781
Asset acquisition - purchase price	(1,781)
Net result of business combinations	0
Revenue contributed by the acquisitions	0
Amount of loss after tax	(800)
Additional amount of loss after tax	$ (200)